Leases - Schedule of Lease (Details) - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Lease [Abstract]
Operating lease right-of-use assets		$ 1,835,921	$ 2,504,303
Accumulated amortization of operating lease right-of-use assets		(729,897)	(845,006)
Operating lease right-of-use assets, net		1,106,024	1,659,297
Operating lease liabilities, current		473,116	506,061
Operating lease liabilities, non-current		633,249	1,184,056
Total operating lease liabilities		1,106,365	1,690,117
Finance lease right-of-use assets		203,764	22,429
Accumulated amortization of finance lease right-of-use-assets		(9,286)	(4,641)
Finance lease right-of-use assets, net		194,478	17,788
Finance lease liabilities, current		36,277	4,454
Finance lease liabilities, non-current		127,834	13,709
Total Finance lease liabilities		$ 164,111	$ 18,163
Weighted average remaining lease term (years)
Operating lease		2 years 4 months 2 days	3 years 2 months 26 days
Finance lease		4 years 1 month 9 days	3 years 10 months 20 days
Weighted average discount rate (1)
Operating lease	[1]	4.77%	4.72%
Finance lease	[1]	6.15%	4.30%
Operating lease:
Operating lease expense		$ 567,188	$ 589,105	$ 592,655
Short-term lease expense		45,086	86,084	109,494
Total operating lease expenses		612,274	675,189	702,149
Finance leases:
Amortization expense		15,301	4,675
Interest expense		3,251	888
Total finance lease expenses		18,552	5,563
Total lease expenses		$ 630,826	$ 680,752	$ 702,149

[1]	The weighted-average discount rate is calculated on the basis of both (i) the discount rate for the lease that was used to calculate the lease liability balance for each lease as of the reporting date; and (ii) the remaining balance of the lease payments for each lease as of the reporting date. The Company’s lease agreements do not have a discount rate that is readily determinable. The incremental borrowing rate is determined at lease commencement or lease modification and represents the rate of interest the Company would have to pay to borrow on a collateralized basis over a similar term and an amount equal to the lease payments in a similar economic environment.